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SUPPLEMENT DATED MAY 1, 2001 TO PROSPECTUS DATED MAY 1, 2001
FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
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CORNERSTONE VUL IV

PENN MUTUAL VARIABLE LIFE ACCOUNT I
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 . TELEPHONE (800)523-0650
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POLICIES OFFERED IN STATE OF MARYLAND

For Policies offered in the State of Maryland, page 9 of the Prospectus is amended to state that the guaranteed maximum mortality and expense risk asset charge is equivalent to an annual effective rate of 0.50% of the first $50,000 of policy value, plus an annual rate of 0.30% of policy value in excess of $50,000.